Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
In addition to the significant accounting policies listed below, a comprehensive discussion of our critical accounting policies and estimates is included in our Annual Report on Form 10-K filed with the SEC on February 28, 2014.
Restricted Cash
The Partnership must pledge cash escrow accounts for the benefit of the Pennsylvania Department of Transportation, Bureau of Rail Freight, Ports and Waterways (“PennDot”) to guarantee performance on rail improvement projects partially funded by PennDot. The funds are released when the project is completed.
Revenue Recognition
Frac sand sales revenues are recognized when legal title passes to the customer, which may occur at the production facility, rail origin or at the destination terminal. At that point, delivery has occurred, evidence of a contractual arrangement exists and collectability is reasonably assured. Amounts received from customers in advance of sand deliveries are recorded as deferred revenue. Revenue from make-whole provisions in our customer contracts is recognized at the end of the defined cure period.
A substantial portion of our frac sand is sold under long-term supply agreements, the terms of which expire between 2016 and 2019. The agreements define, among other commitments, the volume of product that the Partnership must provide, the price that will be charged to the customer, and the volume that the customer must purchase at the end of the defined cure period, which can range from three months to the end of a contract year.
Transportation services revenues are recognized as the services have been completed, meaning the related services have been rendered. At that point, delivery of service has occurred, evidence of a contractual arrangement exists and collectability is reasonably assured. Amounts received from customers in advance of transportation services being rendered are recorded as deferred revenue.
Revenue attributable to silo storage leases is recorded on a straight-line basis over the term of the lease.
Fair Value of Financial Instruments
The amounts reported in the balance sheet as current assets or liabilities, including cash, accounts receivable, accounts payable, accrued and other current liabilities approximate fair value due to the short-term maturities of these instruments. The amount recorded on the balance sheet pertaining to the Partnership’s long-term debt outstanding at March 31, 2014 is considered a Level 2 financial instrument as although there is no observable quoted price, the underlying floating rate of interest is based on a published benchmark interest rate that is observable at commonly quoted intervals. As of March 31, 2014, the carrying value of the debt approximated its fair value as it is subject to floating rate interest and there have not been any significant changes to the Partnership’s credit profile since the debt was issued in January 2013.
Net Income per Limited Partner Unit
We have identified the sponsor’s incentive distribution rights as participating securities and compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the partnership agreement. Net income per unit applicable to limited partners (including subordinated unitholders) is computed by dividing limited partners’ interest in net income, after deducting any sponsor incentive distributions, by the weighted-average number of outstanding common and subordinated units. Basic and diluted net income per unit are the same as there are no potentially dilutive common or subordinated units outstanding.
As the 3,750,000 Class B units do not have voting rights or rights to share in the Partnership’s periodic earnings, either through participation in its distributions or through an allocation of its undistributed earnings or losses, they are not deemed to be participating securities in their current form. In addition, the conversion of the Class B units into common units is fully contingent upon the satisfaction of defined criteria pertaining to the cumulative payment of distributions and earnings per unit of the Partnership as described in Note 10. Therefore, it is possible that the Class B units may never be converted into common units. As such, until all of the defined payment and earnings criteria are satisfied, the Class B units will not be included in our calculation of either basic or diluted earnings per unit.
As described in Note 2, the Partnership's historical financial information has been recast to combine Augusta for all periods presented. The amounts of incremental income or losses recasted to periods prior to the Augusta Contribution are excluded from the calculation of net income per limited partner unit.

Income Taxes
The Partnership and sponsor are pass-through entities and are not considered taxing entities for federal tax purposes. Therefore, there is not a provision for income taxes in the accompanying condensed consolidated financial statements. The Partnership’s net income or loss is allocated to its partners in accordance with the partnership agreement. The partners are taxed individually on their share of the Partnership’s earnings. At March 31, 2014 and December 31, 2013, the Partnership did not have any liabilities for uncertain tax positions or gross unrecognized tax benefit.
Recent Accounting Pronouncements
The Partnership has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on the results of operations, financial condition or cash flows, based on current information.

Significant Accounting Policies
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The more significant estimates relate to our estimates and assumptions for our mineral reserves and its impact on calculating our depreciation and depletion expense under the units-of-production depreciation method, assessing potential impairment of long-lived assets, estimating potential loss contingencies and estimated cost of future asset retirement obligations. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents consist of all cash balances and highly liquid investments with an original maturity of three months or less.
Restricted Cash
The Partnership must pledge cash escrow accounts for the benefit of the Pennsylvania Department of Transportation, Bureau of Rail Freight, Ports and Waterways (“Bureau”) to guarantee performance on rail improvement projects partially funded by the Bureau. The funds are released when the project is completed.
Accounts Receivable
Trade receivables relate to sales of raw frac sand and related services for which credit is extended based on the customer’s credit history and are recorded at the invoiced amount and do not bear interest. The Partnership regularly reviews the collectability of accounts receivable. When it is probable that all or part of an outstanding balance will not be collected, the Partnership establishes or adjusts an allowance as necessary using the specific identification method. Account balances are charged against the allowance after all means of collection have been exhausted and potential recovery is considered remote.
Deferred Charges
Certain direct costs incurred in connection with debt financing have been capitalized and are being amortized using the straight-line method, which approximates the effective interest method, over the life of the debt. Amortization expense is included in interest expense and was $463 for the year ended December 31, 2013, $105 for the period from August 16, 2012 to December 31, 2013, $364 for the period from January 1, 2012 to August 15, 2012 and $154 for the year ended December 31, 2011.
The following is a summary of future amortization expense associated with deferred charges:

For the years ending December 31,
2014	$533
2015	533
2016	401
Total	$1,467

Inventories
Sand inventory is stated at the lower of cost or market using the average cost method.
Inventory manufactured at our plant facilities includes direct excavation costs, processing costs, overhead allocation, depreciation and depletion. Stockpile tonnages are calculated by measuring the number of tons added and removed from the stockpile. Tonnages are verified periodically by an independent surveyor. Costs are calculated on a per ton basis and are applied to the stockpile based on the number of tons in the stockpile.
Inventory transported for sale at our terminal facility includes the cost of purchased or manufactured sand, plus transportation related charges.
Spare parts inventory includes critical spares, materials and supplies. We account for spare parts on a first-in, first-out basis, and value the inventory at the lower of cost or market. Detail reviews are performed related to the net realizable value of the spare parts inventory, giving consideration to quality, excessive levels, obsolescence and other factors.
Property, Plant and Equipment
Additions and improvements occurring through the normal course of business are capitalized at cost. When assets are retired or disposed of, the cost and the accumulated depreciation and depletion are eliminated from the accounts and any gain or loss is reflected in the income statement. Expenditures for normal repairs and maintenance are expensed as incurred. Construction-in-progress is primarily comprised of machinery and equipment which has not been placed in service.
Mine development costs include engineering, mineralogical studies, drilling and other related costs to develop the mine, the removal of overburden to initially expose the mineral and building access ways. Exploration costs are expensed as incurred and classified as exploration expense. Capitalization of mine development project costs begins once the deposit is classified as proven and probable reserves.
Drilling and related costs are capitalized for deposits where proven and probable reserves exist and the activities are directed at obtaining additional information on the deposit or converting non-reserve minerals to proven and probable reserves and the benefit is to be realized over a period greater than one year.
Mine development costs are amortized using the units-of-production (“UOP”) method on estimated measured tons in in-place reserves. The impact of revisions to reserve estimates is recognized on a prospective basis.
Capitalized costs incurred during the year for major improvement and capital projects that are not placed in service are recorded as construction-in-progress. Construction-in-progress is not depreciated until the related assets or improvements are ready to be placed in service. We capitalize interest cost as part of the historical cost of constructing an asset and preparing it for its intended use. These interest costs are included in the property, plant and equipment line in the balance sheet. The Partnership did not capitalize any interest for the period from August 16, 2012 to December 31, 2013. Capitalized interest was $1,739 for the period from January 1, 2012 to August 15, 2012 and $756 for the year ended December 31, 2011.
Fixed assets other than plant facilities and buildings associated with productive, depletable properties are carried at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Furniture and fixtures	7 years
Vehicles	5 years
Equipment	5-15 years
Rail spur and asset retirement obligation	33 years
Rail and rail equipment	15-20 years
Transload facilities and equipment	15-20 years

Plant facilities and buildings associated with productive, depletable properties that contain frac sand reserves are carried at historical cost and are depreciated using the units-of-production method. Units-of-production rates are based on the amount of proved developed frac sand reserves that are estimated to be recoverable from existing facilities using current operating methods.
The sponsor was in a developmental stage from the date of formation until the Wyeville Plant was deemed to be operational on July 21, 2011.
Impairment of Long-lived Assets
Recoverability of investments in property, plant and equipment, and mineral rights is evaluated annually. Estimated future undiscounted net cash flows are calculated using estimates of proven and probable sand reserves, estimated future sales prices (considering historical and current prices, price trends and related factors) and operating costs and anticipated capital expenditures. Reductions in the carrying value of our investment are only recorded if the undiscounted cash flows are less than our book basis in the applicable assets.
Impairment losses are recognized based on the extent that the remaining investment exceeds the fair value, which is determined based upon the estimated future discounted net cash flows to be generated by the property, plant and equipment and mineral rights.
Management’s estimates of prices, recoverable proven and probable reserves and operating and capital costs are subject to certain risks and uncertainties which may affect the recoverability of our investments in property, plant and equipment. Although management has made its best estimate of these factors based on current conditions, it is reasonably possible that changes could occur in the near term, which could adversely affect management’s estimate of the net cash flows expected to be generated from its operating property. No impairment charges were recorded during 2013, 2012 or 2011.
Goodwill and Intangible Assets
Goodwill represents the excess of purchase price over the fair value of net assets acquired. The Partnership performs an assessment of the recoverability of goodwill during the third quarter of each fiscal year, or more often if events or circumstances indicate the impairment of an asset may exist. Our assessment of goodwill is based on qualitative factors to determine whether the fair value of the reporting unit is more likely than not less than the carrying value. An additional quantitative impairment analysis is completed if the qualitative analysis indicates that the fair value is not substantially in excess of the carrying value. The quantitative analysis determines the fair value of the reporting unit based on the discounted cash flow method and relative market-based approaches. There was no impairment charge related to goodwill during the year ended December 31, 2013.
The Partnership amortizes the cost of other intangible assets on a straight line basis over their estimated useful lives, ranging from 1 to 18 years. An impairment assessment is performed if events or circumstances occur and may result in the change of the useful lives of the intangible assets. During the year ended December 31, 2013, the Partnership did not record any impairment charges or changes in the useful life of its intangible assets.
Revenue Recognition
Frac sand sales revenues are recognized when legal title passes to the customer, which may occur at the production facility, rail origin or at the destination terminal. At that point, delivery has occurred, evidence of a contractual arrangement exists and collectability is reasonably assured. Amounts received from customers in advance of sand deliveries are recorded as deferred revenue. Revenue from make-whole provisions in our customer contracts is recognized at the end of the defined cure period.
The majority of our frac sand is sold under long-term supply agreements, the terms of which expire between 2014 and 2019. The agreements define, among other commitments, the volume of product that the Partnership must provide, the price that will be charged to the customer, and the volume that the customer must purchase at the end of the defined cure period, which can range from three months to the end of a contract year.
Transportation services revenues are recognized as the services have been completed, meaning the related services have been rendered. At that point, delivery of service has occurred, evidence of a contractual arrangement exists and collectability is reasonably assured. Amounts received from customers in advance of transportation services being rendered are recorded as deferred revenue.
Revenue attributable to silo storage leases is recorded on a straight-line basis over the term of the lease.
Deferred Revenue
In January 2011, the sponsor received $16,500 in an advance payment from a customer for a certain volume of product to be delivered over a one-year period starting in July 2011. Revenue was recognized as product was delivered and the deferred revenue obligation was recognized over the one-year period ended June 30, 2012. In July 2012, the sponsor received an $8,250 advance payment from a customer for a certain volume of frac sand to be delivered over the six-month period beginning in July 2012. As of August 15, 2012, the outstanding balance under this obligation was $6,590 while the cash held by the Partnership was $1,984. As a result, the sponsor made a cash contribution of $4,606 to align the cash balance with the outstanding balance under this advance. As of December 31, 2012, the balance was $1,715, and as of December 31, 2013, no deferred revenue balance was outstanding under this advance payment.
Asset Retirement Obligation
In accordance with Accounting Standards Codification (“ASC”) 410-20, Asset Retirement Obligations, we recognize reclamation obligations when incurred and record them as liabilities at fair value. In addition, a corresponding increase in the carrying amount of the related asset is recorded and depreciated over such asset’s useful life. The reclamation liability is accreted to expense over the estimated productive life of the related asset and is subject to adjustments to reflect changes in value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation costs.
Fair Value of Financial Instruments
The amounts reported in the balance sheet as current assets or liabilities, including cash, accounts receivable, accounts payable, accrued liabilities and deferred revenue approximate fair value due to the short-term maturities of these instruments.
The amount recorded on the balance sheet pertaining to the Partnership’s long-term debt outstanding at December 31, 2013 is considered a Level 2 financial instrument, as although there is no observable quoted price, the underlying floating rate of interest is based on a published benchmark interest rate that is observable at commonly quoted intervals. As of December 31, 2013, the carrying value of the debt approximated its fair value as it is subject to floating rate interest and there have not been any significant changes to the Partnership’s credit profile since the debt was issued in January 2013.
Net Income per Limited Partner Unit
We have identified the General Partner’s incentive distribution rights as participating securities and compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the partnership agreement. Net income per unit applicable to limited partners (including subordinated unitholders) is computed by dividing limited partners’ interest in net income, after deducting any General Partner incentive distributions, by the weighted-average number of outstanding common and subordinated units. Diluted net income per unit includes the effects of potentially dilutive units on our subordinated and common units. Basic and diluted net income per common and subordinated unit are the same as there are no potentially dilutive subordinated units outstanding.
As the 3,750,000 Class B units do not have voting rights or rights to share in the Partnership’s periodic earnings, either through participation in its distributions or through an allocation of its undistributed earnings or losses, they are not deemed to be participating securities in their current form. In addition, the conversion of the Class B units into common units is fully contingent upon the satisfaction of defined criteria pertaining to the cumulative payment of distributions and earnings per unit of the Partnership as described in Note 11. Therefore, it is possible that the Class B units may never be converted into common units. As such, until all of the defined payment and earnings criteria are satisfied, the Class B units will not be included in our calculation of either basic or diluted earnings per unit.
Income Taxes
The Partnership and sponsor are pass-through entities and are not considered taxable entities for federal tax purposes. Therefore, there is not a provision for income taxes in the accompanying condensed consolidated financial statements. The Partnership’s net income or loss is allocated to its partners in accordance with the partnership agreement. The partners are taxed individually on their share of the Partnership’s earnings. At December 31, 2013 and 2012, the Partnership did not have any liabilities for uncertain tax positions or gross unrecognized tax benefit.
Recent Accounting Pronouncements
In February 2013, the Financing Accounting Standards Board (“FASB”) issued amended guidance on the recognition, measurement, and disclosure of certain obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Such arrangements may include debt, other contractual obligations, and settled litigation and judicial rulings. The amended guidance is to be applied retrospectively to all prior periods presented. This guidance will be effective for the Partnership beginning January 1, 2014. The Partnership anticipates that the adoption of this amended guidance will not materially affect its financial position, result of operations or cash flows.
In December 2011 and January 2013, the FASB issued amended guidance on disclosures pertaining to certain assets and liabilities that are either offset in an entity’s financial statements or those that are subject to a master netting agreement or similar arrangement. The scope of these disclosures is limited to derivatives, repurchase agreements and securities lending transactions. The Partnership adopted this guidance effective January 1, 2013, and, as it only impacts disclosures, it did not affect the Partnership’s financial position, result of operations or cash flows.